Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 422,926,875.00
Previously Paid Amount	0.00
Total Fee Amount	55,729.36
Total Offset Amount	0.00
Net Fee	$ 55,729.36
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false